Parnassus Value Equity Fund

Portfolio of Investments as of March 31, 2026 (unaudited)

Equities	Shares	Market Value ($)

Air Freight & Logistics (2.3%)

FedEx Corp.	292,972	104,350,767

Banks (8.7%)

Bank of America Corp.	2,430,802	118,501,597

Citigroup Inc.	989,158	112,180,409

JPMorgan Chase & Co.	572,217	168,323,353

		399,005,359

Biotechnology (1.6%)

Regeneron Pharmaceuticals Inc.	97,495	75,328,537

Capital Markets (11.3%)

CME Group Inc., Class A	353,158	104,305,215

S&P Global Inc.	315,536	134,210,082

The Bank of New York Mellon Corp.	1,388,200	164,682,166

The Charles Schwab Corp.	1,277,279	120,038,680

		523,236,143

Chemicals (2.2%)

Linde plc	201,234	99,763,768

Commercial Services & Supplies (1.8%)

Waste Management Inc.	370,208	85,070,096

Diversified Financial Services (4.7%)

Mastercard Inc., Class A	247,516	123,673,845

Visa Inc., Class A	304,417	92,006,994

		215,680,839

Diversified Telecommunication Services (3.4%)

Verizon Communications Inc.	3,164,104	158,838,021

Equity Real Estate Investment Trusts (3.1%)

CBRE Group Inc., Class Aq	1,052,858	142,620,145

Food & Staples Retailing (4.4%)

Sysco Corp.	1,576,222	112,431,915

Walmart Inc.	720,413	89,532,928

		201,964,843

Health Care Equipment & Supplies (4.3%)

Abbott Laboratories	636,247	65,323,479

Boston Scientific Corp.[q]	678,208	42,557,552

Stryker Corp.	268,112	88,098,922

		195,979,953

Health Care Providers & Services (3.2%)

Equities	Shares	Market Value ($)

The Cigna Group	346,008	92,297,634

UnitedHealth Group Inc.	198,501	53,712,386

		146,010,020

Independent Power & Renewable Electricity Producers (2.6%)

Brookfield Renewable Corp.	3,047,984	121,401,203

Insurance (4.3%)

The Progressive Corp.	468,331	92,841,937

Willis Towers Watson plc	363,218	105,587,473

		198,429,410

Interactive Media & Services (4.2%)

Alphabet Inc., Class A	673,616	193,705,017

Life Sciences Tools & Services (3.8%)

Bio-Rad Laboratories Inc., Class Aq	252,774	70,460,752

Thermo Fisher Scientific Inc.	211,290	103,855,374

		174,316,126

Machinery (5.8%)

Cummins Inc.	282,081	151,765,220

Deere & Co.	205,986	116,031,914

		267,797,134

Multiline Retail (2.4%)

Amazon.com Inc.[q]	534,583	111,337,601

Multi-Utilities (1.6%)

CMS Energy Corp.	952,055	73,860,427

Pharmaceuticals (2.7%)

AstraZeneca plc	634,492	125,134,512

Road & Rail (2.4%)

Union Pacific Corp.	456,333	110,715,512

Semiconductors & Semiconductor Equipment (10.8%)

Advanced Micro Devices Inc.[q]	366,879	74,634,195

Applied Materials Inc.	297,201	101,580,330

Broadcom Inc.	189,427	58,629,551

Intel Corp.[q]	1,271,484	56,110,589

Micron Technology Inc.	243,590	82,294,446

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	371,351	125,498,070

		498,747,181

Software (3.9%)

Microsoft Corp.	226,459	83,828,328

NICE Ltd., ADR[q,l]	540,590	59,605,453

Oracle Corp.	250,399	36,836,197

		180,269,978

Specialty Retail (2.3%)

The Home Depot Inc.	324,640	106,770,850

Equities	Shares	Market Value ($)

Technology Hardware, Storage & Peripherals (1.4%)

Western Digital Corp.	244,049	66,012,814

Total investment in equities (99.2%)

(cost $3,465,762,942)		4,576,346,256

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Securities Purchased with Cash Collateral from Securities Lending

Registered Investment Companies (1.0%)

Invesco Aim Government & Agency Portfolio Short-Term Investments Trust, Institutional Class	3.59%			47,580,927

Time Deposits (0.8%)

JPMorgan Chase, New York	2.98%	04/01/2026	36,948,382	36,948,382

Total short-term securities (1.8%)

(cost $84,529,309)				84,529,309

Total securities (101.0%)

(cost $3,550,292,251)				4,660,875,565

Payable upon return of securities loaned (-1.0%)				(47,580,927)

Other assets and liabilities (0.0%)				(1,556,151)

Total net assets (100.0%)				4,611,738,487

q	This security is non-income producing.

l	This security, or partial position of this security, was on loan at March 31, 2026. The total value of the securities on loan at March 31, 2026 was 46,625,022.

plc	Public Limited Company

ADR	American Depositary Receipt